BANK LOANS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BANK LOANS

11. BANK LOANS

(a) Short-term bank loans

	December 31, 2024	December 31, 2023
Secured short-term loans (1)	$1,780,948	$8,547,509
Add: amounts due within one year under long-term loan contracts	305,775	-
Total short-term bank loans	$2,086,723	$8,547,509

(1) Detailed information of secured short-term loan balances as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$-	$1,777,205
Collateralized by office buildings of IST and guaranteed by Mr. Lin	-	4,936,680
Guaranteed by Mr. Lin and IST HK	1,095,968	1,128,384
Guaranteed by Mr. Lin and Mr. Du Yong	684,980	-
Guaranteed by Mr. Lin	-	705,240
Total	$1,780,948	$8,547,509

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(b) Long-term bank loans

	December 31, 2024	December 31, 2023
Secured long-term loans	$6,106,871	$-
Less: amounts due within one year under long-term loan contracts	(305,775)	-
Total long-term bank loans	$5,801,096	$-

Detailed information of secured long-term loan balances as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,202,825	$-
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,234,135	-
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	669,911	-
Total	$6,106,871	$-

As of December 31, 2024, the Company had short-term and long-term bank loans in total of approximately $7.9 million, which mature on various dates from July 15, 2025 to October 31, 2027. The short-term bank loans may be extended upon maturity for another year by the banks without additional charges to the Company. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These short-term borrowings bear fixed interest rates ranging from 3.45% to 4.31% per annum. These long-term borrowings bear floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points, ranging from 3.50% to 4.40% per annum. The weighted average interest rates on short-term and long-term debts were approximately 4.11%, 4.15% and 4.76% for the year ended December 31, 2024, 2023, and 2022, respectively. The interest expenses were approximately $0.3 million, $0.4 million, and $0.4 million, respectively, for the same periods, respectively.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS